Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill
Schedule of intangible assets and goodwill
	Average annual amortization rates %	Cost	Amortization	Net balance in 2021
Intangible assets under development (a)	-	7,723	-	7,723
Brands and patents	-	25	-	25
Software license	20 to 50	7,449	(3,310)	4,139
Database	10	800	(467)	333
Goodwill	-	813,912	-	813,912
Customer portfolio	10	120,716	(81,965)	38,751
Non-compete (b)	20	3,234	(874)	2,360
Platform	20	222,907	(39,793)	183,114
		1,176,766	(126,409)	1,050,357

	Average annual amortization rates %	Cost	Amortization	Net balance in 2020
Intangible assets under development (a)	-	8,433	-	8,433
Software license	20 to 50	3,584	(2,172)	1,412
Database	10	800	(387)	413
Goodwill	-	163,394	-	163,394
Customer portfolio	10	112,929	(67,524)	45,405
Platform (c)	20	75,065	(12,647)	62,418
		364,205	(82,730)	281,475

Schedule of change in intangible assets and goodwill
	Average annual amortization rates %	2020	Additions	Additions due to acquisitions	Transfers	Disposals	2021

Intangible asset in progress (a)		8,433	9,849	-	(10,559)	-	7,723
Software license		3,584	3,517	-	348	-	7,449
Database		800	-	-	-	-	800
Goodwill		163,394	-	650,518	-	-	813,912
Customer portfolio		112,929	-	7,787	-	-	120,716
Non-compete (b)		-	-	3,234	-	-	3,234
Brands and patents		-	24	1	-	-	25
Platform		75,065	77	137,554	10,211	-	222,907
Cost		364,205	13,467	799,094	-	-	1,176,766

Intangible asset in progress (a)		-	-	-	-	-	-
Software license	20 – 50	(2,172)	(2,002)	-	864	-	(3,310)
Database	10	(387)	(80)	-	-	-	(467)
Customer portfolio	10	(67,524)	(12,579)	(1,862)	-	-	(81,965)
Non-compete (b)	20		(337)	(537)	-	-	(874)
Platform	20	(12,647)	(20,612)	(5,670)	(864)	-	(39,793)

(-) Accumulated amortizations		(82,730)	(35,610)	(8,069)	-	-	(126,409)

Total		281,475	(22,143)	791,025	-	-	1,050,357

	Average annual amortization rates %	2019	Additions	Additions due to acquisitions	Disposals	2020

Intangible asset in progress (a)		1,095	7,394	-	(56)	8,433
Software license		2,816	771	-	(3)	3,584
Database		800	-	-	-	800
Goodwill		78,778	-	84,616	-	163,394
Customer portfolio		110,954	-	1,975	-	112,929
Platform (c)		16,144	4,400	54,521	-	75,065
Cost		210,587	12,565	141,112	(59)	364,205

Software license	20 – 50	(1,685)	(496)	-	9	(2,172)
Database	10	(307)	(80)	-	-	(387)
Customer portfolio	10	(56,330)	(11,194)	-	-	(67,524)
Platform (c)	20	(3,159)	(9,488)	-	-	(12,647)
(-) Accumulated amortizations		(61,481)	(21,258)	-	9	(82,730)

Total		149,106	(8,693)	141,112	(50)	281,475

a.

Since 2018, the Company is developing additional functionalities in its chatting platform that allows to establish the communication through chatbots. The Company continues to develop new components and functionalities recorded as intangible assets in progress. The developments are considered finished when they are available to be sold or incorporated into tools already available for use by customers.

b.	Refers to the agreement of non compete between former stakeholders from Smarkio and D1 after the conclusion of acquisition of this subsidiary.

c.	On February 1, 2020, a Private Instrument of Purchase and Sale of Assets and other Covenants was signed between the Company and Omnize Software Ltda., referring to the transfer of software and intellectual property related to the Omnize customer service platform. Zenvia paid R$ 4,400 in cash on the acquisition date of the intangible asset. The asset acquisition of Omnize's customer service platform provided the technological basis for Zenvia to incorporate chat functionality into its platform.

Schedule of impairment tests for goodwill
Significant unobservable inputs	Relationship between significant unobservable inputs and measurement of the present value of cash flows
The present value of cash flows could increase (decrease) if:
Annual forecast revenue growth rate; Forecast of the growth rate of variable input costs; Risk-adjusted discount rate.	the annual growth rate of revenue was higher (lower); the cost growth rate was (higher) lower; the risk-adjusted discount rate was (higher) lower.

Schedule of key assumptions used in the estimation of the recoverable amount
	2021	2020	2019

Weighted average annual revenue growth	38.10%	36.38%	16.48%
Weighted average annual growth of variable cost	30.29%	26.93%	18.74%
Weighted average cost of capital (WACC)	14.73%	16.40%	15.90%
Growth in terminal value	0%	0%	0%

Schedule of rate of revenue growth and corresponding effect on variable cost growth by which estimated recoverable amount is equal to carrying amount
	2021	2020	2019

Weighted average annual revenue growth	30.29%	30.62%	9.40%
Weighted average annual growth of variable cost	24.29%	21.12%	11.52%